Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases (unaudited) as of June 30, 2024 is as follows.
	June 30, 2024	December 31, 2023
	(Unaudited)
Operating lease right-of-use assets	$-	$3,309

Operating lease liabilities, current	-	3,309
Total operating lease liabilities	$-	$3,309
	June 30, 2024	December 31, 2023
	(Unaudited)
Weighted-average remaining lease term	-	1.0 year

Weighted-average discount rate	-	4.8%
	June 30, 2024	December 31, 2023
	(Unaudited)
Operating lease cost	-	3,393

Cash paid for operating leases	-	3,167